Commitments & Contingencies	12 Months Ended
Dec. 31, 2025
Commitments & Contingencies [Abstract]
COMMITMENTS & CONTINGENCIES

NOTE 23 — COMMITMENTS & CONTINGENCIES

As of December 31, 2025 and December 31, 2024, the Company was not a party to any legal or administrative proceedings. As of December 31, 2025, the Company had commitment as described in Notes 13 and 14 to the financial statements.

The Company is also committed to honor its obligations pursuant to the convertible note agreements as described in Note 13.